Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Revenues
Revenues	$ 1,908,223	¥ 13,119,990	¥ 1,744,076	¥ 504,864
Online marketplace services
Revenues
Revenues	1,908,223	13,119,990	1,740,691	48,276
Online marketing services
Revenues
Revenues	1,674,871	11,515,575	1,209,275
Transaction services
Revenues
Revenues	$ 233,352	¥ 1,604,415	531,416	48,276
Merchandise sales
Revenues
Revenues			¥ 3,385	¥ 456,588